Share Capital and Reserve - Summary of Share Purchase Other Equity Instruments (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Warrants Expiring March 23, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	1,500,000
Expiry Date	Mar. 23, 2020
Exercise price per share | $ / shares	$ 4.50
Warrants Expiring October 27, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	15,000,000
Expiry Date	Oct. 27, 2020
Exercise price per share | $ / shares	$ 3.50
Warrants Expiring November 3, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	4,959,349
Expiry Date	Nov. 03, 2020
Exercise price per share | $ / shares	$ 4.00
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	21,459,349	22,965,400	24,009,972